Fair Value Measurement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Conversion feature embedded within Convertible Note	$ 1,097,379	$ 897,968
Liabilities measured at fair value	1,097,379	897,968
Fair Value, Inputs, Level 1 [Member]
Conversion feature embedded within Convertible Note	0	0
Liabilities measured at fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Conversion feature embedded within Convertible Note	0	0
Liabilities measured at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Conversion feature embedded within Convertible Note	1,097,379	897,968
Liabilities measured at fair value	$ 1,097,379	$ 897,968